Income Tax Recovery (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 46,839	$ 35,749	$ 49,124	$ 49,579
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	2,075	1,489
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	3,086	1,863
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(15,164)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(7,336)	(812)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	$ (110)	$ (1,206)